Inventories - Schedule of Inventories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Stockpiles of ore	$ 32,610,000	$ 46,060,000
Gold in-circuit	8,099,000	48,358,000
Ore on leach pads	45,368,000	28,025,000
Gold doré	13,000	17,000
Copper and gold concentrate	23,720,000	15,226,000
Molybdenum inventory	74,897,000	105,060,000
Total product inventories	184,707,000	242,746,000
Current production supplies	72,595,000	74,053,000
Total inventories	257,302,000	316,799,000
Adjustment to fair value, inventories	500,000	28,500,000
Inventory write-down	3,700,000	2,900,000
Gold-in-carbon
Statement Line Items [Line Items]
Inventories	0	46,900,000
Kumtor mine | Accumulated impairment
Statement Line Items [Line Items]
Current production supplies	$ 9,300,000	$ 10,700,000